CIRR-system (Tables)	12 Months Ended
Dec. 31, 2019
CIRR-system
The disclosure of information about CIRR-systems.

Statement of comprehensive income for the CIRR-system

Skr mn	2019	2018
Interest income	2,074	1,624
Interest expenses	-1,912	-1,480
Net interest income	162	144
Interest compensation	1	20
Foreign exchange effects	5	9
Profit before compensation to SEK	168	173
Administrative remuneration to SEK	-192	-155
Operating profit CIRR-system	-24	18
Reimbursement to (-) / from (+) the State	24	-18

Statement of financial position for the CIRR-system (included in SEK’s Statement of Financial Position)

Skr mn	Dec 31, 2019	Dec 31, 2018
Cash and cash equivalents	0	—
Loans	76,120	69,922
Derivatives	26	502
Other assets	9,307	4,090
Prepaid expenses and accrued revenues	569	561
Total assets	86,022	75,075

Liabilities	76,257	70,144
Derivatives	9,117	4,408
Accrued expenses and prepaid revenues	648	523
Total liabilities and equity	86,022	75,075

Commitments
Committed undisbursed loans	47,868	47,664
Binding offers	37	616